Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

At December 31, 2024 and June 30, 2025, property and equipment consisted of the following:

	December 31,	June 30,
	2024	2025
	S$’000	S$’000
Computer and software	50	50
Furniture and fittings	11	11
Leasehold industrial property	535	535
Renovations	68	68
	664	664
Accumulated depreciation	(80)	(104)
Property and equipment, net	$584	$560